Schedule of Investments (unaudited)	iShares® Russell Mid-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Axon Enterprise Inc.(a)	168,118	$29,723,262
BWX Technologies Inc.	249,950	14,527,094
Curtiss-Wright Corp.	107,184	12,729,172
HEICO Corp.	117,883	16,435,248
HEICO Corp., Class A	206,969	25,701,410
Hexcel Corp.(a)	219,835	13,717,704
Howmet Aerospace Inc.(a)	1,031,123	35,542,810
Huntington Ingalls Industries Inc.	103,639	21,841,919
Mercury Systems Inc.(a)	145,093	9,616,764
Spirit AeroSystems Holdings Inc., Class A(b)	275,503	13,000,987
Teledyne Technologies Inc.(a)	121,379	50,837,167
Textron Inc.	593,746	40,831,912
TransDigm Group Inc.(a)	136,937	88,637,951
Virgin Galactic Holdings Inc.(a)(b)	377,913	17,383,998
		390,527,398
Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	347,435	32,544,237
Expeditors International of Washington Inc.	447,520	56,656,032
XPO Logistics Inc.(a)	242,552	33,930,599
		123,130,868
Airlines — 0.9%
Alaska Air Group Inc.(a)	320,866	19,351,428
American Airlines Group Inc.(a)	1,680,022	35,633,267
Copa Holdings SA, Class A, NVS(a)	81,137	6,112,050
Delta Air Lines Inc.(a)	1,695,500	73,347,330
JetBlue Airways Corp.(a)	832,793	13,974,267
Southwest Airlines Co.(a)	1,565,833	83,130,074
United Airlines Holdings Inc.(a)(b)	850,796	44,488,123
		276,036,539
Auto Components — 0.7%
Aptiv PLC(a)	714,158	112,358,478
BorgWarner Inc.	630,353	30,597,335
Gentex Corp.	635,771	21,037,663
Lear Corp.	157,944	27,684,424
QuantumScape Corp.(a)(b)	305,966	8,952,565
		200,630,465
Automobiles — 0.1%
Harley-Davidson Inc.	402,899	18,460,832
Thor Industries Inc.(b)	140,045	15,825,085
		34,285,917
Banks — 3.1%
Bank of Hawaii Corp.	104,042	8,762,417
Bank OZK	323,256	13,628,473
BOK Financial Corp.	80,401	6,962,727
Citizens Financial Group Inc.	1,131,173	51,886,906
Comerica Inc.	367,139	26,191,696
Commerce Bancshares Inc.	279,920	20,870,835
Cullen/Frost Bankers Inc.	150,239	16,826,768
East West Bancorp. Inc.	371,344	26,621,651
Fifth Third Bancorp.	1,861,956	71,182,578
First Citizens BancShares Inc./NC, Class A(b)	15,887	13,229,740
First Hawaiian Inc.	342,430	9,704,466
First Horizon Corp.	1,440,034	24,883,788
First Republic Bank/CA	464,660	86,970,412
FNB Corp.	837,699	10,328,829
Huntington Bancshares Inc./OH	3,899,294	55,642,925
KeyCorp.	2,574,759	53,168,773
Security	Shares	Value

Banks (continued)
M&T Bank Corp.	341,685	$49,650,247
PacWest Bancorp.	310,032	12,760,917
People’s United Financial Inc.	1,118,781	19,175,906
Pinnacle Financial Partners Inc.	195,505	17,261,137
Popular Inc.	217,944	16,356,697
Prosperity Bancshares Inc.	234,934	16,868,261
Regions Financial Corp.	2,559,836	51,657,491
Signature Bank/New York NY	148,333	36,438,002
Sterling Bancorp./DE	502,639	12,460,421
SVB Financial Group(a)	143,327	79,751,443
Synovus Financial Corp.	387,622	17,008,853
Umpqua Holdings Corp.	578,579	10,674,783
Webster Financial Corp.	236,802	12,631,019
Western Alliance Bancorp.	265,265	24,629,855
Wintrust Financial Corp.	153,999	11,646,944
Zions Bancorp. NA	424,600	22,444,356
		908,279,316
Beverages — 0.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)	24,866	25,383,213
Brown-Forman Corp., Class A	118,874	8,380,617
Brown-Forman Corp., Class B, NVS	482,672	36,171,439
Molson Coors Beverage Co., Class B(a)	469,742	25,220,448
		95,155,717
Biotechnology — 2.2%
Acceleron Pharma Inc.(a)	141,335	17,736,129
Alexion Pharmaceuticals Inc.(a)(b)	585,008	107,471,820
Alnylam Pharmaceuticals Inc.(a)(b)	312,228	52,928,890
BioMarin Pharmaceutical Inc.(a)	480,016	40,052,535
CureVac NV(a)	139,773	10,270,520
Exact Sciences Corp.(a)	453,907	56,425,179
Exelixis Inc.(a)	814,419	14,838,714
Horizon Therapeutics PLC(a)	574,478	53,794,120
Incyte Corp.(a)	486,143	40,899,211
Ionis Pharmaceuticals Inc.(a)	383,840	15,311,378
Iovance Biotherapeutics Inc.(a)(b)	383,106	9,968,418
Mirati Therapeutics Inc.(a)	103,259	16,679,426
Natera Inc.(a)	205,904	23,376,281
Neurocrine Biosciences Inc.(a)	246,108	23,951,231
Novavax Inc.(a)	194,326	41,257,353
Sage Therapeutics Inc.(a)(b)	134,010	7,613,108
Sarepta Therapeutics Inc.(a)(b)	200,773	15,608,093
Seagen Inc.(a)	354,701	56,000,194
Ultragenyx Pharmaceutical Inc.(a)	169,559	16,167,451
United Therapeutics Corp.(a)	116,108	20,830,936
		641,180,987
Building Products — 1.8%
A O Smith Corp.	348,220	25,092,733
Advanced Drainage Systems Inc.	148,021	17,254,808
Allegion PLC	236,232	32,907,118
Armstrong World Industries Inc.	125,089	13,417,046
AZEK Co. Inc. (The)(a)(b)	296,939	12,608,030
Builders FirstSource Inc.(a)	539,188	23,001,760
Carrier Global Corp.	2,301,635	111,859,461
Fortune Brands Home & Security Inc.	363,566	36,214,809
Lennox International Inc.	90,215	31,647,422
Masco Corp.	665,780	39,221,100
Owens Corning	274,176	26,841,830
Trane Technologies PLC	631,596	116,302,088

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Trex Co. Inc.(a)(b)	304,457	$31,118,550
		517,486,755
Capital Markets — 3.6%
Affiliated Managers Group Inc.	109,210	16,841,274
Ameriprise Financial Inc.	309,197	76,952,949
Apollo Global Management Inc.	469,737	29,217,641
Ares Management Corp., Class A	361,800	23,006,862
Carlyle Group Inc. (The)	427,050	19,849,284
Cboe Global Markets Inc.	279,841	33,315,071
Evercore Inc., Class A	105,182	14,806,470
FactSet Research Systems Inc.	100,358	33,681,148
Franklin Resources Inc.	764,172	24,445,862
Interactive Brokers Group Inc., Class A	212,921	13,995,297
Invesco Ltd.	877,639	23,459,290
Janus Henderson Group PLC	213,431	8,283,257
Jefferies Financial Group Inc.	575,646	19,687,093
KKR & Co. Inc.	1,457,916	86,366,944
Lazard Ltd., Class A	267,974	12,125,824
LPL Financial Holdings Inc.	209,478	28,275,340
MarketAxess Holdings Inc.	98,735	45,772,559
Morningstar Inc.	62,060	15,956,247
MSCI Inc.	212,557	113,309,886
Nasdaq Inc.	303,903	53,426,147
Northern Trust Corp.	541,494	62,607,536
Raymond James Financial Inc.	323,965	42,083,054
SEI Investments Co.	288,193	17,859,320
State Street Corp.	921,971	75,859,774
Stifel Financial Corp.	268,422	17,409,851
T Rowe Price Group Inc.	596,080	118,005,958
Tradeweb Markets Inc., Class A	276,133	23,349,807
Virtu Financial Inc., Class A	245,520	6,783,718
		1,056,733,463
Chemicals — 2.6%
Albemarle Corp.	309,465	52,132,474
Ashland Global Holdings Inc.	144,542	12,647,425
Axalta Coating Systems Ltd.(a)	549,403	16,751,298
Celanese Corp.	296,502	44,949,703
CF Industries Holdings Inc.	562,695	28,950,658
Chemours Co. (The)	433,030	15,069,444
Corteva Inc.	1,956,409	86,766,739
Diversey Holdings Ltd.(a)	134,927	2,416,543
Eastman Chemical Co.	357,330	41,718,278
Element Solutions Inc.	611,977	14,308,022
FMC Corp.	339,071	36,687,482
Huntsman Corp.	564,866	14,980,246
International Flavors & Fragrances Inc.	659,596	98,543,642
LyondellBasell Industries NV, Class A	697,708	71,773,222
Mosaic Co. (The)	909,029	29,007,115
NewMarket Corp.	17,614	5,671,356
Olin Corp.	378,263	17,498,446
PPG Industries Inc.	626,675	106,390,615
RPM International Inc.	335,933	29,790,539
Scotts Miracle-Gro Co.(The)	108,014	20,730,047
Valvoline Inc.	476,479	15,466,508
Westlake Chemical Corp.	87,227	7,858,280
WR Grace & Co.	148,016	10,230,866
		780,338,948
Commercial Services & Supplies — 1.1%
ADT Inc.	434,504	4,688,298
Security	Shares	Value

Commercial Services & Supplies (continued)
Cintas Corp.	236,171	$90,217,322
Clean Harbors Inc.(a)	133,226	12,408,670
Copart Inc.(a)	554,683	73,123,860
Driven Brands Holdings Inc.(a)(b)	102,451	3,167,785
IAA Inc.(a)(b)	354,853	19,353,682
MSA Safety Inc.	96,451	15,970,356
Republic Services Inc.	558,502	61,440,805
Rollins Inc.	596,234	20,391,203
Stericycle Inc.(a)(b)	240,647	17,218,293
		317,980,274
Communications Equipment — 0.9%
Arista Networks Inc.(a)(b)	160,108	58,008,730
Ciena Corp.(a)(b)	405,663	23,078,168
CommScope Holding Co. Inc.(a)	535,664	11,415,000
F5 Networks Inc.(a)	156,665	29,243,089
Juniper Networks Inc.	853,552	23,344,647
Lumentum Holdings Inc.(a)(b)	199,064	16,329,220
Motorola Solutions Inc.	440,191	95,455,418
Ubiquiti Inc.	17,261	5,388,712
ViaSat Inc.(a)(b)	162,847	8,116,294
		270,379,278
Construction & Engineering — 0.3%
AECOM(a)	367,857	23,292,705
MasTec Inc.(a)	147,689	15,669,803
Quanta Services Inc.	364,080	32,974,725
Valmont Industries Inc.	54,872	12,952,536
		84,889,769
Construction Materials — 0.5%
Eagle Materials Inc.	108,194	15,375,449
Martin Marietta Materials Inc.	165,317	58,160,174
Vulcan Materials Co.	351,355	61,160,365
		134,695,988
Consumer Finance — 0.9%
Ally Financial Inc.	974,871	48,587,571
Credit Acceptance Corp.(a)(b)	24,478	11,115,705
Discover Financial Services	806,810	95,437,555
OneMain Holdings Inc.	235,992	14,138,281
Santander Consumer USA Holdings Inc.	158,569	5,759,226
SLM Corp.	846,778	17,731,531
Synchrony Financial	1,539,229	74,683,391
Upstart Holdings Inc.(a)	32,325	4,037,392
		271,490,652
Containers & Packaging — 1.5%
Amcor PLC	4,055,314	46,473,898
AptarGroup Inc.	172,802	24,337,434
Ardagh Group SA	59,064	1,448,249
Avery Dennison Corp.	217,799	45,790,062
Ball Corp.	853,272	69,132,097
Berry Global Group Inc.(a)	355,363	23,176,775
Crown Holdings Inc.	341,322	34,886,522
Graphic Packaging Holding Co.	752,103	13,643,148
International Paper Co.	1,039,859	63,753,755
Packaging Corp. of America	246,659	33,402,562
Sealed Air Corp.	399,544	23,672,982
Silgan Holdings Inc.	221,789	9,204,244
Sonoco Products Co.	264,041	17,664,343
Westrock Co.	685,065	36,459,159
		443,045,230

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors — 0.4%
Genuine Parts Co.	371,832	$47,025,593
LKQ Corp.(a)	736,020	36,226,905
Pool Corp.	102,452	46,990,634
		130,243,132
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions Inc.(a)	159,856	23,516,416
Chegg Inc.(a)	368,732	30,645,316
frontdoor Inc.(a)	225,657	11,242,232
Grand Canyon Education Inc.(a)	120,663	10,856,050
H&R Block Inc.	477,877	11,220,552
Service Corp. International	430,469	23,068,834
Terminix Global Holdings Inc.(a)	338,444	16,147,163
		126,696,563
Diversified Financial Services — 0.2%
Equitable Holdings Inc.	1,009,291	30,732,911
Voya Financial Inc.	316,843	19,485,844
		50,218,755
Diversified Telecommunication Services — 0.1%
Lumen Technologies Inc.	2,897,171	39,372,554

Electric Utilities — 2.0%
Alliant Energy Corp.	658,463	36,715,897
Avangrid Inc.	148,554	7,640,132
Edison International	991,871	57,349,981
Entergy Corp.	533,396	53,179,581
Evergy Inc.	601,874	36,371,246
Eversource Energy	910,955	73,095,029
FirstEnergy Corp.	1,447,647	53,866,945
Hawaiian Electric Industries Inc.	277,338	11,725,851
IDACORP Inc.	132,427	12,911,632
NRG Energy Inc.	640,216	25,800,705
OGE Energy Corp.	525,226	17,673,855
PG&E Corp.(a)	3,974,885	40,424,580
Pinnacle West Capital Corp.	296,547	24,307,958
PPL Corp.	2,049,824	57,333,577
Xcel Energy Inc.	1,426,218	93,959,242
		602,356,211
Electrical Equipment — 1.5%
Acuity Brands Inc.(b)	93,027	17,398,840
AMETEK Inc.	611,300	81,608,550
ChargePoint Holdings Inc.(a)(b)	329,199	11,436,373
Generac Holdings Inc.(a)(b)	162,909	67,631,671
Hubbell Inc.	142,445	26,614,424
nVent Electric PLC	438,075	13,685,463
Plug Power Inc.(a)	1,317,053	45,030,042
Regal Beloit Corp.	106,738	14,250,590
Rockwell Automation Inc.	306,232	87,588,477
Sensata Technologies Holding PLC(a)	409,314	23,727,933
Shoals Technologies Group Inc., Class A(a)(b)	229,580	8,150,090
Sunrun Inc.(a)	524,554	29,259,622
Vertiv Holdings Co.(b)	739,890	20,198,997
		446,581,072
Electronic Equipment, Instruments & Components — 2.2%
Amphenol Corp., Class A	1,545,943	105,757,961
Arrow Electronics Inc.(a)	193,155	21,986,834
Avnet Inc.	260,953	10,458,996
CDW Corp./DE	371,800	64,934,870
Cognex Corp.	449,895	37,813,675
Coherent Inc.(a)(b)	64,290	16,994,418
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Corning Inc.	2,017,544	$82,517,549
IPG Photonics Corp.(a)	95,230	20,071,627
Jabil Inc.	381,473	22,171,211
Keysight Technologies Inc.(a)(b)	491,856	75,947,485
Littelfuse Inc.	62,991	16,049,477
National Instruments Corp.	345,281	14,598,481
SYNNEX Corp.	109,503	13,333,085
Trimble Inc.(a)	666,218	54,516,619
Vontier Corp.	447,609	14,583,101
Zebra Technologies Corp., Class A(a)	141,283	74,807,936
		646,543,325
Energy Equipment & Services — 0.4%
Baker Hughes Co.	1,939,977	44,367,274
Halliburton Co.	2,358,536	54,529,352
NOV Inc.(a)	1,025,059	15,703,904
		114,600,530
Entertainment — 1.4%
Liberty Media Corp.-Liberty Formula One,
Class A(a)(b)	67,884	2,893,895
Liberty Media Corp.-Liberty Formula One,
Class C, NVS(a)(b)	521,587	25,145,709
Live Nation Entertainment Inc.(a)(b)	353,294	30,945,022
Madison Square Garden Sports Corp.(a)(b)	49,554	8,551,534
Playtika Holding Corp.(a)(b)	212,192	5,058,657
Roku Inc.(a)	304,508	139,845,299
Skillz Inc.(a)(b)	774,816	16,829,004
Spotify Technology SA(a)(b)	361,927	99,743,462
Take-Two Interactive Software Inc.(a)	303,803	53,779,207
World Wrestling Entertainment Inc., Class A	117,047	6,775,851
Zynga Inc., Class A(a)	2,628,242	27,938,212
		417,505,852
Equity Real Estate Investment Trusts (REITs) — 6.9%
Alexandria Real Estate Equities Inc.	388,197	70,628,562
American Campus Communities Inc.	360,189	16,828,030
American Homes 4 Rent, Class A	731,351	28,412,986
Americold Realty Trust.	678,588	25,684,556
Apartment Income REIT Corp.	413,232	19,599,594
AvalonBay Communities Inc.	369,699	77,152,484
Boston Properties Inc.	410,855	47,079,874
Brixmor Property Group Inc.	778,785	17,826,389
Brookfield Property REIT Inc., Class A	84,581	1,597,735
Camden Property Trust	248,626	32,985,211
CoreSite Realty Corp.	113,412	15,265,255
Cousins Properties Inc.	389,972	14,343,170
CubeSmart	528,215	24,466,919
CyrusOne Inc.	322,211	23,044,531
Douglas Emmett Inc.	437,639	14,713,423
Duke Realty Corp.	985,074	46,643,254
EPR Properties(a)	194,685	10,256,006
Equity LifeStyle Properties Inc.	457,241	33,977,579
Equity Residential	977,656	75,279,512
Essex Property Trust Inc.	172,508	51,754,125
Extra Space Storage Inc.	348,737	57,130,095
Federal Realty Investment Trust	203,060	23,792,540
First Industrial Realty Trust Inc.	338,494	17,679,542
Gaming and Leisure Properties Inc.	580,078	26,875,014
Healthcare Trust of America Inc., Class A	572,484	15,285,323
Healthpeak Properties Inc.	1,418,772	47,230,920
Highwoods Properties Inc.	270,351	12,211,755
Host Hotels & Resorts Inc.(a)	1,839,910	31,444,062

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Hudson Pacific Properties Inc.	386,026	$10,739,243
Invitation Homes Inc.	1,509,863	56,302,791
Iron Mountain Inc.	753,891	31,904,667
JBG SMITH Properties	325,831	10,266,935
Kilroy Realty Corp.	305,417	21,269,240
Kimco Realty Corp.	1,086,165	22,646,540
Lamar Advertising Co., Class A	226,717	23,673,789
Life Storage Inc.	204,124	21,912,711
Medical Properties Trust Inc.	1,524,824	30,648,962
Mid-America Apartment Communities Inc.	303,108	51,049,449
National Retail Properties Inc.	459,573	21,544,782
Omega Healthcare Investors Inc.	618,544	22,446,962
Park Hotels & Resorts Inc.(a)	617,655	12,729,870
Rayonier Inc.	368,387	13,236,145
Realty Income Corp.	992,328	66,227,971
Regency Centers Corp.	444,335	28,468,543
Rexford Industrial Realty Inc.	353,093	20,108,646
SBA Communications Corp.	286,993	91,464,669
Simon Property Group Inc.	863,116	112,619,376
SL Green Realty Corp.	184,565	14,765,200
Spirit Realty Capital Inc.	301,547	14,426,009
STORE Capital Corp.	642,737	22,180,854
Sun Communities Inc.	294,289	50,441,135
UDR Inc.	777,142	38,064,415
Ventas Inc.	996,875	56,921,563
VEREIT Inc.	609,358	27,987,813
VICI Properties Inc.	1,413,382	43,843,110
Vornado Realty Trust	461,631	21,544,319
Weingarten Realty Investors	314,285	10,079,120
Welltower Inc.	1,106,574	91,956,299
Weyerhaeuser Co.	1,989,512	68,479,003
WP Carey Inc.	464,371	34,651,364
		2,043,789,941
Food & Staples Retailing — 0.5%
Albertsons Companies Inc., Class A(b)	403,610	7,934,972
Casey’s General Stores Inc.	96,987	18,877,550
Grocery Outlet Holding Corp.(a)(b)	229,865	7,967,121
Kroger Co. (The)	1,983,431	75,985,242
U.S. Foods Holding Corp.(a)	581,191	22,294,487
		133,059,372
Food Products — 2.2%
Archer-Daniels-Midland Co.	1,475,418	89,410,331
Beyond Meat Inc.(a)(b)	150,799	23,749,335
Bunge Ltd.	361,595	28,258,649
Campbell Soup Co.	513,462	23,408,733
Conagra Brands Inc.	1,232,996	44,856,394
Darling Ingredients Inc.(a)	425,178	28,699,515
Flowers Foods Inc.	493,170	11,934,714
Freshpet Inc.(a)	107,373	17,497,504
Hain Celestial Group Inc. (The)(a)	230,512	9,248,141
Hershey Co. (The)	388,538	67,675,549
Hormel Foods Corp.	744,366	35,543,476
Ingredion Inc.	176,404	15,964,562
JM Smucker Co. (The)	279,213	36,177,628
Kellogg Co.	662,536	42,620,941
Lamb Weston Holdings Inc.	384,121	30,983,200
McCormick & Co. Inc./MD, NVS	663,456	58,596,434
Pilgrim’s Pride Corp.(a)	125,065	2,773,942
Post Holdings Inc.(a)(b)	155,170	16,831,290
Seaboard Corp.	725	2,804,829

Security	Shares	Value

Food Products (continued)
Tyson Foods Inc., Class A	764,055	$56,356,697
		643,391,864
Gas Utilities — 0.2%
Atmos Energy Corp.	340,391	32,714,979
National Fuel Gas Co.	229,569	11,994,980
UGI Corp.	547,241	25,342,731
		70,052,690
Health Care Equipment & Supplies — 3.5%
ABIOMED Inc.(a)(b)	116,622	36,398,892
Cooper Companies Inc. (The)(b)	128,877	51,070,089
DENTSPLY SIRONA Inc.	571,879	36,177,066
Dexcom Inc.(a)	255,601	109,141,627
Envista Holdings Corp.(a)(b)	423,252	18,288,719
Globus Medical Inc., Class A(a)	208,714	16,181,596
Hill-Rom Holdings Inc.	175,042	19,883,021
Hologic Inc.(a)	667,473	44,533,799
ICU Medical Inc.(a)	51,969	10,695,220
IDEXX Laboratories Inc.(a)(b)	224,027	141,484,252
Insulet Corp.(a)	176,078	48,335,172
Integra LifeSciences Holdings Corp.(a)(b)	190,172	12,977,337
Masimo Corp.(a)	131,652	31,919,027
Novocure Ltd.(a)(b)	272,027	60,341,029
Penumbra Inc.(a)(b)	88,860	24,352,972
Quidel Corp.(a)(b)	98,862	12,666,199
ResMed Inc.	381,156	93,962,577
STERIS PLC	262,716	54,198,311
Tandem Diabetes Care Inc.(a)	160,582	15,640,687
Teleflex Inc.	123,490	49,617,047
West Pharmaceutical Services Inc.	195,086	70,055,383
Zimmer Biomet Holdings Inc.	553,077	88,945,843
		1,046,865,865
Health Care Providers & Services — 1.8%
Acadia Healthcare Co. Inc.(a)(b)	232,663	14,599,603
agilon health Inc.(a)	131,887	5,350,656
Amedisys Inc.(a)(b)	84,365	20,663,519
AmerisourceBergen Corp.	386,398	44,238,707
Cardinal Health Inc.	764,491	43,644,791
Chemed Corp.	41,019	19,463,515
DaVita Inc.(a)	184,385	22,205,486
Encompass Health Corp.	256,814	20,039,196
Guardant Health Inc.(a)	236,290	29,344,855
Henry Schein Inc.(a)	370,624	27,496,595
Laboratory Corp. of America Holdings(a)	259,458	71,571,489
McKesson Corp.	422,824	80,860,862
Molina Healthcare Inc.(a)	151,762	38,404,892
Oak Street Health Inc.(a)(b)	272,772	15,976,256
Premier Inc., Class A	320,070	11,135,235
Quest Diagnostics Inc.	343,097	45,278,511
Signify Health Inc., Class A(a)(b)	62,530	1,902,788
Universal Health Services Inc., Class B	199,476	29,209,271
		541,386,227
Health Care Technology — 0.9%
Cerner Corp.	800,944	62,601,783
Certara Inc.(a)(b)	88,134	2,496,836
Change Healthcare Inc.(a)	667,517	15,379,592
Teladoc Health Inc.(a)(b)	389,443	64,760,476
Veeva Systems Inc., Class A(a)	362,484	112,714,400
		257,953,087

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure — 3.6%
Aramark	602,953	$22,459,999
Boyd Gaming Corp.(a)	215,966	13,279,749
Caesars Entertainment Inc.(a)	530,623	55,052,136
Carnival Corp.(a)	2,262,986	59,652,311
Chipotle Mexican Grill Inc.(a)	74,259	115,126,698
Choice Hotels International Inc.	91,626	10,890,666
Churchill Downs Inc.	96,997	19,230,625
Darden Restaurants Inc.	346,379	50,567,870
Domino’s Pizza Inc.	101,809	47,492,881
DraftKings Inc., Class A(a)	799,170	41,692,699
Expedia Group Inc.(a)	375,007	61,392,396
Hilton Worldwide Holdings Inc.(a)	725,968	87,566,260
Hyatt Hotels Corp., Class A(a)	106,453	8,265,011
Marriott Vacations Worldwide Corp.(a)	109,553	17,451,793
MGM Resorts International.	1,073,989	45,805,631
Norwegian Cruise Line Holdings Ltd.(a)(b)	971,698	28,577,638
Penn National Gaming Inc.(a)	410,805	31,422,475
Planet Fitness Inc., Class A(a)	219,166	16,492,242
Royal Caribbean Cruises Ltd.(a)	576,796	49,189,163
Six Flags Entertainment Corp.(a)	202,088	8,746,369
Travel + Leisure Co.	222,954	13,254,615
Vail Resorts Inc.(a)	105,032	33,244,729
Wendy’s Co. (The)	468,840	10,980,233
Wyndham Hotels & Resorts Inc.	241,246	17,439,673
Wynn Resorts Ltd.(a)	278,048	34,005,270
Yum China Holdings Inc.	1,116,732	73,983,495
Yum! Brands Inc.	790,325	90,911,085
		1,064,173,712
Household Durables — 1.5%
DR Horton Inc.	882,144	79,719,353
Garmin Ltd.	402,493	58,216,587
Leggett & Platt Inc.	349,813	18,123,812
Lennar Corp., Class A	720,509	71,582,569
Lennar Corp., Class B	43,220	3,520,269
Mohawk Industries Inc.(a)	148,828	28,603,253
Newell Brands Inc.	1,000,795	27,491,839
NVR Inc.(a)	8,686	43,198,084
PulteGroup Inc.	689,366	37,618,703
Tempur Sealy International Inc.	478,839	18,765,700
Toll Brothers Inc.	295,597	17,088,463
TopBuild Corp.(a)	86,805	17,168,293
Whirlpool Corp.	161,268	35,159,649
		456,256,574
Household Products — 0.4%
Church & Dwight Co. Inc.	652,819	55,633,235
Clorox Co. (The)	330,877	59,528,081
Reynolds Consumer Products Inc.	152,752	4,636,023
Spectrum Brands Holdings Inc.	110,141	9,366,391
		129,163,730
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	1,738,293	45,317,299
Brookfield Renewable Corp., Class A	336,014	14,092,427
Vistra Corp.	1,260,208	23,376,858
		82,786,584
Industrial Conglomerates — 0.1%
Carlisle Companies Inc.	135,149	25,864,816

Insurance — 3.7%
Aflac Inc.	1,778,779	95,449,281
Security	Shares	Value

Insurance (continued)
Alleghany Corp.(a)	35,536	$23,705,000
American Financial Group Inc./OH	178,389	22,248,676
Arch Capital Group Ltd.(a)	1,022,738	39,825,418
Arthur J Gallagher & Co.	536,677	75,177,714
Assurant Inc.	158,934	24,822,312
Assured Guaranty Ltd.	185,739	8,818,888
Athene Holding Ltd., Class A(a)	303,806	20,506,905
Axis Capital Holdings Ltd.	203,745	9,985,542
Brighthouse Financial Inc.(a)	226,509	10,315,220
Brown & Brown Inc.	616,909	32,782,544
Cincinnati Financial Corp.	394,248	45,977,202
CNA Financial Corp.	75,347	3,427,535
Erie Indemnity Co., Class A, NVS	66,017	12,764,387
Everest Re Group Ltd.	104,327	26,291,447
Fidelity National Financial Inc.	729,643	31,710,285
First American Financial Corp.	280,102	17,464,360
Globe Life Inc.	266,943	25,426,321
GoHealth Inc., Class A(a)(b)	166,987	1,871,924
Hanover Insurance Group Inc. (The)	93,938	12,741,750
Hartford Financial Services Group Inc. (The)	948,287	58,765,345
Kemper Corp.	160,386	11,852,525
Lemonade Inc.(a)(b)	100,531	10,999,097
Lincoln National Corp.	498,586	31,331,144
Loews Corp.	583,618	31,894,724
Markel Corp.(a)	35,741	42,414,202
Mercury General Corp.	71,613	4,651,264
Old Republic International Corp.	736,498	18,346,165
Primerica Inc.	103,088	15,786,896
Principal Financial Group Inc.	707,151	44,684,872
Prudential Financial Inc.	1,043,900	106,968,433
Reinsurance Group of America Inc.	178,516	20,350,824
RenaissanceRe Holdings Ltd.	129,236	19,232,902
Unum Group	536,194	15,227,910
W R Berkley Corp.	363,260	27,037,442
White Mountains Insurance Group Ltd.(b)	7,942	9,117,654
Willis Towers Watson PLC	340,605	78,345,962
		1,088,320,072
Interactive Media & Services — 1.7%
IAC/InterActiveCorp.(a)	201,153	31,011,758
Match Group Inc.(a)(b)	713,844	115,107,345
Pinterest Inc., Class A(a)(b)	1,446,552	114,205,280
TripAdvisor Inc.(a)	258,890	10,433,267
Twitter Inc.(a)	2,062,111	141,893,858
Vimeo Inc.(a)	337,070	16,516,430
Zillow Group Inc., Class A(a)(b)	156,296	19,150,949
Zillow Group Inc., Class C, NVS(a)(b)	436,227	53,315,664
		501,634,551
Internet & Direct Marketing Retail — 0.6%
DoorDash Inc., Class A(a)(b)	220,694	39,356,361
Etsy Inc.(a)	336,525	69,270,306
Qurate Retail Inc., Series A	977,934	12,801,156
Wayfair Inc., Class A(a)(b)	200,308	63,239,239
		184,667,062
IT Services — 3.2%
Akamai Technologies Inc.(a)(b)	428,115	49,918,209
Alliance Data Systems Corp.	131,506	13,701,610
Amdocs Ltd.	340,359	26,330,172
Broadridge Financial Solutions Inc.	307,982	49,748,332
Concentrix Corp.(a)	110,822	17,820,178

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
DXC Technology Co.(a)	667,676	$25,999,303
EPAM Systems Inc.(a)	142,761	72,945,161
Euronet Worldwide Inc.(a)	133,216	18,030,786
Fastly Inc., Class A(a)(b)	278,166	16,578,694
FleetCor Technologies Inc.(a)	216,896	55,538,390
Gartner Inc.(a)	222,798	53,961,676
Genpact Ltd.	481,859	21,890,854
Globant SA(a)	102,199	22,399,977
GoDaddy Inc., Class A(a)	441,758	38,415,276
Jack Henry & Associates Inc.	194,305	31,770,810
MongoDB Inc.(a)	140,715	50,871,287
Okta Inc.(a)(b)	328,315	80,332,114
Paychex Inc.	853,429	91,572,932
Paysafe Ltd.(a)	811,668	9,829,299
Sabre Corp.(a)	834,985	10,420,613
Shift4 Payments Inc., Class A(a)(b)	112,966	10,587,173
StoneCo Ltd., Class A(a)	581,922	39,023,689
Switch Inc., Class A	301,542	6,365,552
VeriSign Inc.(a)	262,120	59,682,103
Western Union Co. (The)	1,074,163	24,673,524
WEX Inc.(a)(b)	117,516	22,786,352
Wix.com Ltd.(a)	140,288	40,722,801
		961,916,867
Leisure Products — 0.7%
Brunswick Corp./DE	204,753	20,397,494
Hasbro Inc.	336,571	31,812,691
Hayward Holdings Inc.(a)	100,928	2,626,146
Mattel Inc.(a)	917,459	18,440,926
Peloton Interactive Inc., Class A(a)(b)	699,785	86,787,336
Polaris Inc.	151,753	20,784,091
YETI Holdings Inc.(a)	225,093	20,668,039
		201,516,723
Life Sciences Tools & Services — 2.7%
10X Genomics Inc., Class A(a)(b)	220,044	43,089,016
Adaptive Biotechnologies Corp.(a)	286,317	11,698,913
Agilent Technologies Inc.	804,981	118,984,242
Avantor Inc.(a)(b)	1,542,357	54,769,097
Bio-Rad Laboratories Inc., Class A(a)	55,822	35,965,556
Bio-Techne Corp.	101,864	45,865,285
Bruker Corp.	269,209	20,454,500
Charles River Laboratories International Inc.(a)	132,723	49,096,892
IQVIA Holdings Inc.(a)	504,486	122,247,047
Maravai LifeSciences Holdings Inc., Class A(a)(b)	198,550	8,285,491
Mettler-Toledo International Inc.(a)	60,852	84,300,710
PerkinElmer Inc.	294,739	45,510,649
PPD Inc.(a)	421,479	19,425,967
QIAGEN NV(a)(b)	597,265	28,895,681
Repligen Corp.(a)	143,996	28,744,481
Sotera Health Co.(a)(b)	219,830	5,326,481
Syneos Health Inc.(a)	267,690	23,955,578
Waters Corp.(a)(b)	162,626	56,205,172
		802,820,758
Machinery — 3.9%
AGCO Corp.	164,180	21,405,788
Allison Transmission Holdings Inc.	286,636	11,390,915
Colfax Corp.(a)(b)	309,341	14,170,911
Crane Co.	129,752	11,985,192
Cummins Inc.	387,053	94,367,392
Donaldson Co. Inc.	331,620	21,067,819
Security	Shares	Value

Machinery (continued)
Dover Corp.	381,670	$57,479,502
Flowserve Corp.	342,163	13,796,012
Fortive Corp.	868,412	60,563,053
Gates Industrial Corp. PLC(a)(b)	208,839	3,773,721
Graco Inc.	441,769	33,441,913
IDEX Corp.	199,837	43,974,132
Ingersoll Rand Inc.(a)(b)	986,870	48,169,125
ITT Inc.	226,702	20,763,636
Lincoln Electric Holdings Inc.	151,057	19,895,717
Middleby Corp. (The)(a)(b)	144,937	25,111,785
Nordson Corp.	152,748	33,529,713
Oshkosh Corp.	179,771	22,406,657
Otis Worldwide Corp.	1,138,720	93,113,134
PACCAR Inc.	903,624	80,648,442
Parker-Hannifin Corp.	340,599	104,601,359
Pentair PLC	435,032	29,360,310
Snap-on Inc.	140,488	31,389,234
Stanley Black & Decker Inc.	427,744	87,683,243
Timken Co.(The)	168,931	13,614,149
Toro Co. (The)	282,690	31,061,977
Westinghouse Air Brake Technologies Corp.	477,246	39,277,346
Woodward Inc.	151,065	18,562,867
Xylem Inc./NY	476,105	57,113,556
		1,143,718,600
Marine — 0.0%
Kirby Corp.(a)	156,749	9,505,259

Media — 1.7%
Altice USA Inc., Class A(a)	562,539	19,205,081
Cable One Inc.	14,309	27,370,398
Discovery Inc., Class A(a)(b)	451,916	13,864,783
Discovery Inc., Class C, NVS(a)	829,913	24,050,879
DISH Network Corp., Class A(a)(b)	653,746	27,326,583
Fox Corp., Class A, NVS.	848,305	31,497,565
Fox Corp., Class B	400,127	14,084,470
Interpublic Group of Companies Inc. (The)	1,031,472	33,512,525
Liberty Broadband Corp., Class A(a)(b)	65,200	10,964,684
Liberty Broadband Corp., Class C, NVS(a)(b)	402,755	69,942,433
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	210,261	9,793,957
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	426,742	19,796,561
New York Times Co. (The), Class A	434,190	18,908,975
News Corp., Class A, NVS	1,025,719	26,432,779
News Corp., Class B.	333,229	8,114,126
Nexstar Media Group Inc., Class A	108,273	16,011,411
Omnicom Group Inc.	560,754	44,854,713
Sirius XM Holdings Inc.(b)	2,371,462	15,509,362
ViacomCBS Inc., Class A(b)	27,941	1,353,741
ViacomCBS Inc., Class B, NVS	1,548,095	69,973,894
		502,568,920
Metals & Mining — 0.7%
Alcoa Corp.(a)	491,369	18,102,034
Cleveland-Cliffs Inc.(a)	1,198,740	25,844,834
Nucor Corp.	792,590	76,033,159
Reliance Steel & Aluminum Co.	166,683	25,152,465
Royal Gold Inc.	172,396	19,670,384
Steel Dynamics Inc.	527,959	31,466,356
United States Steel Corp.	703,476	16,883,424
		213,152,656

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	1,379,289	$23,296,191
Annaly Capital Management Inc.	3,677,476	32,655,987
New Residential Investment Corp.	1,138,500	12,056,715
Starwood Property Trust Inc.	721,640	18,885,319
		86,894,212
Multi-Utilities — 1.6%
Ameren Corp.	677,368	54,216,535
CenterPoint Energy Inc.	1,529,321	37,498,951
CMS Energy Corp.	760,757	44,945,523
Consolidated Edison Inc.	912,115	65,416,888
DTE Energy Co.	512,454	66,414,038
MDU Resources Group Inc.	524,720	16,444,725
NiSource Inc.	1,030,738	25,253,081
Public Service Enterprise Group Inc.	1,337,540	79,904,640
WEC Energy Group Inc.	837,318	74,479,436
		464,573,817
Multiline Retail — 0.4%
Dollar Tree Inc.(a)(b)	615,826	61,274,687
Kohl’s Corp.	411,944	22,702,234
Nordstrom Inc.(a)(b)	287,801	10,524,883
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	171,647	14,440,662
		108,942,466
Oil, Gas & Consumable Fuels — 3.4%
Antero Midstream Corp.	879,536	9,138,379
APA Corp.	992,528	21,468,381
Cabot Oil & Gas Corp.	1,033,025	18,036,617
Cheniere Energy Inc.(a)	623,397	54,073,456
Cimarex Energy Co.	264,545	19,166,285
Continental Resources Inc./OK	171,083	6,506,286
Devon Energy Corp.	1,795,673	52,415,695
Diamondback Energy Inc.	477,380	44,821,208
EQT Corp.(a)	732,702	16,309,947
Hess Corp.	736,623	64,321,920
HollyFrontier Corp.	393,718	12,953,322
Marathon Oil Corp.	2,063,228	28,101,165
Marathon Petroleum Corp.	1,725,787	104,272,051
New Fortress Energy Inc.	69,688	2,639,781
Occidental Petroleum Corp.	2,242,685	70,128,760
ONEOK Inc.	1,178,225	65,556,439
Phillips 66	1,159,307	99,491,727
Pioneer Natural Resources Co.	569,486	92,552,865
Targa Resources Corp.	592,944	26,356,361
Texas Pacific Land Corp.	15,481	24,765,575
Valero Energy Corp.	1,074,828	83,922,570
Williams Companies Inc. (The)	3,222,397	85,554,640
		1,002,553,430
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	268,162	16,167,487

Personal Products — 0.1%
Coty Inc., Class A(a)	803,976	7,509,136
Herbalife Nutrition Ltd.(a)(b)	282,519	14,897,227
		22,406,363
Pharmaceuticals — 0.8%
Catalent Inc.(a)	427,435	46,214,272
Elanco Animal Health Inc.(a)(b)	1,171,374	40,634,964
Jazz Pharmaceuticals PLC(a)	155,937	27,700,649
Nektar Therapeutics(a)(b)	488,119	8,376,122
Organon & Co.(a)	667,473	20,197,733
Security	Shares	Value

Pharmaceuticals (continued)
Perrigo Co. PLC	351,432	$16,113,157
Royalty Pharma PLC, Class A	855,791	35,078,873
Viatris Inc.	3,180,839	45,454,190
		239,769,960
Professional Services — 2.2%
Booz Allen Hamilton Holding Corp.	357,056	30,414,030
CACI International Inc., Class A(a)(b)	61,161	15,603,394
Clarivate PLC(a)	1,084,316	29,851,219
CoStar Group Inc.(a)(b)	1,037,771	85,948,194
Dun & Bradstreet Holdings Inc.(a)(b)	421,284	9,002,839
Equifax Inc.	321,375	76,972,526
FTI Consulting Inc.(a)(b)	88,235	12,053,783
IHS Markit Ltd.	988,016	111,309,883
Jacobs Engineering Group Inc.	340,113	45,377,876
Leidos Holdings Inc.	373,779	37,789,057
ManpowerGroup Inc.	142,893	16,991,407
Nielsen Holdings PLC	940,557	23,203,541
Robert Half International Inc.	289,045	25,716,334
Science Applications International Corp.	152,320	13,363,034
TransUnion	509,150	55,909,762
Verisk Analytics Inc.	421,197	73,591,540
		663,098,419
Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(a)	885,689	75,930,118
Howard Hughes Corp. (The)(a)	109,834	10,704,422
Jones Lang LaSalle Inc.(a)(b)	134,492	26,287,806
Opendoor Technologies Inc.(a)	912,286	16,174,831
		129,097,177
Road & Rail — 1.0%
AMERCO	23,542	13,875,655
JB Hunt Transport Services Inc.	221,229	36,049,265
Kansas City Southern.	240,634	68,188,457
Knight-Swift Transportation Holdings Inc.	423,039	19,231,353
Landstar System Inc.	100,560	15,890,491
Lyft Inc., Class A(a)(b)	737,975	44,632,728
Old Dominion Freight Line Inc.	271,394	68,879,797
Ryder System Inc.	136,886	10,174,736
Schneider National Inc., Class B	152,767	3,325,738
TuSimple Holdings Inc., Class A(a)(b)	94,299	6,717,861
		286,966,081
Semiconductors & Semiconductor Equipment — 3.1%
Allegro MicroSystems Inc.(a)	151,981	4,209,874
Brooks Automation Inc.	192,599	18,350,833
Cirrus Logic Inc.(a)	151,541	12,899,170
Cree Inc.(a)(b)	305,883	29,955,122
Enphase Energy Inc.(a)	350,471	64,356,990
Entegris Inc.	354,259	43,563,229
First Solar Inc.(a)	278,884	25,241,791
Marvell Technology Inc.	2,135,894	124,586,697
Maxim Integrated Products Inc.	709,610	74,764,509
Microchip Technology Inc.	660,970	98,973,648
MKS Instruments Inc.	145,465	25,885,497
Monolithic Power Systems Inc.	117,954	44,049,921
ON Semiconductor Corp.(a)	1,113,808	42,636,570
Qorvo Inc.(a)	300,393	58,771,890
Skyworks Solutions Inc.	437,429	83,877,011
Teradyne Inc.(b)	441,788	59,181,920
Universal Display Corp.	113,870	25,316,717

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Xilinx Inc.	651,901	$94,290,961
		930,912,350
Software — 8.2%
Alteryx Inc., Class A(a)(b)	155,041	13,336,627
Anaplan Inc.(a)	375,138	19,994,855
ANSYS Inc.(a)(b)	229,808	79,757,164
Aspen Technology Inc.(a)(b)	178,693	24,577,435
Avalara Inc.(a)(b)	222,888	36,063,278
Bentley Systems Inc., Class B(b)	354,755	22,981,029
Bill.com Holdings Inc.(a)(b)	197,399	36,159,549
Black Knight Inc.(a)	399,921	31,185,840
C3.ai Inc., Class A(a)	53,037	3,316,404
Cadence Design Systems Inc.(a)	727,804	99,578,143
CDK Global Inc.	320,676	15,934,390
Ceridian HCM Holding Inc.(a)(b)	339,860	32,599,371
Citrix Systems Inc.	325,910	38,219,466
Cloudflare Inc., Class A(a)	667,144	70,610,521
Coupa Software Inc.(a)(b)	194,437	50,963,882
Crowdstrike Holdings Inc., Class A(a)	424,645	106,717,535
Datadog Inc., Class A(a)	602,052	62,661,572
Datto Holding Corp.(a)	66,844	1,860,937
DocuSign Inc.(a)	504,201	140,959,474
Dolby Laboratories Inc., Class A	168,931	16,604,228
DoubleVerify Holdings Inc.(a)(b)	40,096	1,697,665
Dropbox Inc., Class A(a)	802,071	24,310,772
Duck Creek Technologies Inc.(a)(b)	187,731	8,168,176
Dynatrace Inc.(a)	483,928	28,271,074
Elastic NV(a)	179,698	26,192,780
Everbridge Inc.(a)	101,229	13,775,242
Fair Isaac Corp.(a)	73,796	37,095,773
FireEye Inc.(a)(b)	626,295	12,663,685
Five9 Inc.(a)	177,167	32,490,656
Fortinet Inc.(a)	354,937	84,542,444
Guidewire Software Inc.(a)(b)	220,733	24,881,024
HubSpot Inc.(a)	118,305	68,938,690
Jamf Holding Corp.(a)	140,167	4,705,406
Manhattan Associates Inc.(a)	166,509	24,117,164
McAfee Corp., Class A	124,769	3,496,027
Medallia Inc.(a)(b)	272,447	9,195,086
nCino Inc.(a)(b)	129,163	7,739,447
New Relic Inc.(a)	143,605	9,617,227
NortonLifeLock Inc.	1,446,398	39,370,953
Nuance Communications Inc.(a)	749,799	40,819,057
Nutanix Inc., Class A(a)(b)	505,635	19,325,370
Palantir Technologies Inc., Class A(a)(b)	4,298,056	113,296,756
Palo Alto Networks Inc.(a)	252,452	93,672,315
Paycom Software Inc.(a)	135,027	49,078,264
Paylocity Holding Corp.(a)	98,601	18,813,071
Pegasystems Inc.	106,788	14,863,822
Proofpoint Inc.(a)	149,235	25,931,074
PTC Inc.(a)	277,343	39,177,472
RingCentral Inc., Class A(a)	212,117	61,636,958
Slack Technologies Inc., Class A(a)	1,317,722	58,375,085
Smartsheet Inc., Class A(a)	320,413	23,172,268
SolarWinds Corp.(a)(b)	183,668	3,102,152
Splunk Inc.(a)	435,364	62,944,927
SS&C Technologies Holdings Inc.	589,779	42,499,475
Synopsys Inc.(a)	402,254	110,937,631
Teradata Corp.(a)(b)	285,108	14,246,847
Trade Desk Inc. (The), Class A(a)(b)	1,135,472	87,840,114
Security	Shares	Value

Software (continued)
Tyler Technologies Inc.(a)	105,944	$47,925,887
Unity Software Inc.(a)(b)	387,239	42,530,459
Zendesk Inc.(a)	309,529	44,677,416
Zscaler Inc.(a)	204,691	44,225,537
		2,424,442,948
Specialty Retail — 3.0%
Advance Auto Parts Inc.	172,085	35,301,517
AutoNation Inc.(a)(b)	133,572	12,663,961
AutoZone Inc.(a)(b)	58,343	87,060,591
Best Buy Co. Inc.	663,351	76,272,098
Burlington Stores Inc.(a)	175,232	56,422,952
CarMax Inc.(a)	433,732	56,016,488
Carvana Co.(a)(b)	204,924	61,850,162
Dick’s Sporting Goods Inc.	165,380	16,569,422
Five Below Inc.(a)	144,966	28,017,579
Floor & Decor Holdings Inc., Class A(a)(b)	269,716	28,508,981
Foot Locker Inc.	236,161	14,554,602
GameStop Corp., Class A(a)	155,681	33,337,529
Gap Inc. (The)	532,395	17,915,092
L Brands Inc.	620,559	44,717,481
Leslie’s Inc.(a)(b)	300,179	8,251,921
Lithia Motors Inc.	76,125	26,159,595
O’Reilly Automotive Inc.(a)	182,637	103,410,896
Penske Automotive Group Inc.	82,019	6,191,614
Petco Health & Wellness Co. Inc.(a)(b)	208,905	4,681,561
RH(a)	45,431	30,847,649
Tractor Supply Co.	305,776	56,892,683
Ulta Beauty Inc.(a)	143,319	49,555,411
Vroom Inc.(a)(b)	302,867	12,678,013
Williams-Sonoma Inc.	197,048	31,458,713
		899,336,511
Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	3,462,593	50,484,606
HP Inc.	3,303,474	99,731,880
NCR Corp.(a)(b)	335,305	15,293,261
NetApp Inc.	585,659	47,918,620
Pure Storage Inc., Class A(a)	710,746	13,880,869
Western Digital Corp.(a)	816,165	58,086,463
Xerox Holdings Corp.	402,910	9,464,356
		294,860,055
Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd.(a)(b)	388,587	22,223,290
Carter’s Inc.	113,290	11,688,129
Columbia Sportswear Co.	105,050	10,332,718
Deckers Outdoor Corp.(a)	73,374	28,180,752
Hanesbrands Inc.	913,001	17,045,729
Lululemon Athletica Inc.(a)	302,376	110,358,169
PVH Corp.(a)	186,793	20,097,059
Ralph Lauren Corp.	124,490	14,666,167
Skechers U.S.A. Inc., Class A(a)	346,591	17,270,629
Tapestry Inc.(a)	734,406	31,931,973
Under Armour Inc., Class A(a)	495,739	10,484,880
Under Armour Inc., Class C, NVS(a)	538,349	9,997,141
VF Corp.	859,478	70,511,575
		374,788,211
Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	889,024	12,090,726
New York Community Bancorp. Inc.	1,187,638	13,087,771
Rocket Companies Inc., Class A	355,996	6,888,523

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
TFS Financial Corp.	143,328	$2,909,558
UWM Holdings Corp., Class A(b)	112,048	946,806
		35,923,384
Trading Companies & Distributors — 0.9%
Air Lease Corp.	281,583	11,753,275
Fastenal Co.	1,521,799	79,133,548
MSC Industrial Direct Co. Inc., Class A	118,036	10,591,370
SiteOne Landscape Supply Inc.(a)	115,965	19,628,236
United Rentals Inc.(a)	192,230	61,323,292
Univar Solutions Inc.(a)(b)	440,128	10,730,321
Watsco Inc.	86,638	24,833,916
WW Grainger Inc.	123,527	54,104,826
		272,098,784
Water Utilities — 0.3%
American Water Works Co. Inc.	481,773	74,255,673
Essential Utilities Inc.	589,619	26,945,588
		101,201,261

Total Common Stocks — 99.8%
(Cost: $18,155,198,987)		29,578,984,404

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	832,190,104	832,689,418

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	32,420,000	$32,420,000
		865,109,418

Total Short-Term Investments — 2.9%
(Cost: $864,582,754)		865,109,418

Total Investments in Securities — 102.7%
(Cost: $19,019,781,741)		30,444,093,822

Other Assets, Less Liabilities — (2.7)%		(813,453,113)
Net Assets — 100.0%		$29,630,640,709

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$770,892,251	$61,798,060	(a)	$—		$22,108	$(23,001)	$832,689,418	832,190,104	$602,066	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	33,520,000	—		(1,100,000	)(a)	—	—	32,420,000	32,420,000	1,565		—
						$22,108	$(23,001)	$865,109,418		$603,631		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	86	09/17/21	$18,441	$256,132
S&P MidCap 400 E-Mini Index	113	09/17/21	30,424	(299,000)
				$(42,868)

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
June 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$29,578,984,404	$—	$—	$29,578,984,404
Money Market Funds	865,109,418	—	—	865,109,418
	$30,444,093,822	$—	$—	$30,444,093,822
Derivative financial instruments(a)
Assets
Futures Contracts	$256,132	$—	$—	$256,132
Liabilities
Futures Contracts	(299,000)	—	—	(299,000)
	$(42,868)	$—	$—	$(42,868)

(a) Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust